UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2004

Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one.):	[   ] is a restatement.
					[   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Paragon Investment Management, Inc.
Address:	1420 Fifth Avenue
		Suite 3020
		Seattle, WA 98101

13F File Number:	801-39191

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person signing this report on Behalf of Reporting Manager:

Name:		Marjanne K. Masterman
Title:		Vice-President
Phone:		(206) 583-8300
Signature, Place, and Date of Signing:

	Marjanne K. Masterman	Seattle, WA	April 26,2004

Report Type (Check only one.):

[x]		13F HOLDINGS REPORT
[  ]		13F NOTICE
[  ]		13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	79

Form 13F Information Table Value Total:	$213,804,000

List of other Included Managers:
No.
13F File Number
Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Corporation                 com              88579y101     4340    53006 SH       SOLE                    53006
AMBAC Financial                com              023139108     3173    43000 SH       SOLE                    43000
Abbott Labs                    com              002824100      253     6150 SH       SOLE                     6150
Altria Group Inc               com              02209s103      583    10700 SH       SOLE                    10700
Amer Intl Group                com              026874107     5420    75969 SH       SOLE                    75969
American Capital Strategies Lt com              024937104      337    10150 SH       SOLE                    10150
American Express               com              025816109     5439   104890 SH       SOLE                   104890
AmerisourceBergen              com              03073e105     1140    20850 SH       SOLE                    20850
Amgen Inc.                     com              031162100     5208    89569 SH       SOLE                    89569
Anheuser-Busch                 com              035229103      561    11000 SH       SOLE                    11000
Apache Corp                    com              037411105     5185   120095 SH       SOLE                   120095
BHP Billiton Ltd               com              088606108     2226   118550 SH       SOLE                   118550
Bank of America Corp           com              060505104     4867    60097 SH       SOLE                    60097
Bank of New York Inc           com              064057102      702    22275 SH       SOLE                    22275
Barr Pharmaceuticals           com              068306109     3352    73037 SH       SOLE                    73037
Boeing                         com              097023105      624    15200 SH       SOLE                    15200
ChevronTexaco Corp             com              166764100      384     4372 SH       SOLE                     4372
Chubb Corp                     com              171232101      209     3000 SH       SOLE                     3000
Cisco Systems Inc              com              17275R102     4041   171432 SH       SOLE                   171432
Citigroup Inc                  com              172967101     5312   102743 SH       SOLE                   102743
Coca Cola Co.                  com              191216100      621    12350 SH       SOLE                    12350
Comcast Corp Class A           com              20030n101     3751   130441 SH       SOLE                   130441
Costco Wholesale               com              22160k105      386    10250 SH       SOLE                    10250
Danaher Corp                   com              235851102     4361    46705 SH       SOLE                    46705
Dean Foods Inc                 com              242370104     2485    74400 SH       SOLE                    74400
Emerson Electric               com              291011104      288     4800 SH       SOLE                     4800
Equitable Resources            com              294549100     3909    88000 SH       SOLE                    88000
Exxon Mobil Corp               com              30231g102      519    12467 SH       SOLE                    12467
First Data Corp                com              319963104     4024    95452 SH       SOLE                    95452
Genentech Inc. New             com              368710406      212     2000 SH       SOLE                     2000
General Electric               com              369604103     4777   156520 SH       SOLE                   156520
Golden West Financial Corp     com              381317106      202     1800 SH       SOLE                     1800
Goldman Sachs                  com              38141g104     4634    44405 SH       SOLE                    44405
Guidant Corporation            com              401698105      279     4400 SH       SOLE                     4400
H & R Block Inc.               com              093671105     4141    81150 SH       SOLE                    81150
HCA Inc                        com              404119109     3543    87225 SH       SOLE                    87225
Harley-Davidson Inc            com              412822108     4614    86500 SH       SOLE                    86500
I. B. M.                       com              459200101     4093    44567 SH       SOLE                    44567
Intel Corp                     com              458140100     3474   127735 SH       SOLE                   127735
Johnson & Johnson              com              478160104      312     6152 SH       SOLE                     6152
Kohls Corporation              com              500255104     3938    81475 SH       SOLE                    81475
Loews Corp.                    com              540424108      207     3500 SH       SOLE                     3500
Merck & Co.                    com              589331107      460    10400 SH       SOLE                    10400
Microsoft                      com              594918104     4975   199554 SH       SOLE                   199554
Nestle SA ADR                  com              641069406     2354    36926 SH       SOLE                    36926
Nike Inc Class B               com              654106103     6259    80379 SH       SOLE                    80379
Nokia Corporation ADR          com              654902204     2594   127900 SH       SOLE                   127900
Northrop Grumman               com              666807102     3081    31300 SH       SOLE                    31300
Novartis AG - ADR              com              66987v109     3446    80900 SH       SOLE                    80900
Omnicom Group                  com              681919106      254     3160 SH       SOLE                     3160
Paccar Inc.                    com              693718108      889    15867 SH       SOLE                    15867
Pepsico Inc.                   com              713448108      364     6760 SH       SOLE                     6760
Pfizer                         com              717081103     4812   137293 SH       SOLE                   137293
Presstek, Inc.  (No restrictio com              741113104      262    24000 SH       SOLE                    24000
Procter & Gamble               com              742718109     4543    43320 SH       SOLE                    43320
S&P 500 Depository Receipt     com              78462f103     1365    12065 SH       SOLE                    12065
S&P Mid-Cap 400 Depository Rec com              595635103     7216    65300 SH       SOLE                    65300
S&P Small-Cap 600 iShares Trus com              464287804     4713    33100 SH       SOLE                    33100
SLM Corporation                com              78442p106     4200   100350 SH       SOLE                   100350
Safeco Corp.                   com              786429100      584    13550 SH       SOLE                    13550
Starbucks Corporation          com              855244109     5137   135640 SH       SOLE                   135640
Sungard Data Systems           com              867363103     3914   142835 SH       SOLE                   142835
Symantec Corp                  com              871503108     4674   100950 SH       SOLE                   100950
Synopsys Inc.                  com              871607107     2986   103950 SH       SOLE                   103950
Sysco Corp                     com              871829107     4944   126615 SH       SOLE                   126615
Telefonica SA - Spons ADR      com              879382208      398     8746 SH       SOLE                     8746
Teva Pharmaceutical            com              881624209     4119    65000 SH       SOLE                    65000
Tiffany & Company              com              886547108     3663    95975 SH       SOLE                    95975
Time Warner Inc.               com              887317105     2426   143862 SH       SOLE                   143862
Tribune Company                com              896047107      265     5257 SH       SOLE                     5257
United Parcel Service  Cl B    com              911312106      299     4275 SH       SOLE                     4275
United Technologies            com              913017109     4342    50315 SH       SOLE                    50315
Varian Medical Systems         com              92220P105     2986    34600 SH       SOLE                    34600
Walgreen Co.                   com              931422109     1656    50250 SH       SOLE                    50250
Washington Mutual Inc          com              939322103      314     7350 SH       SOLE                     7350
Waters Corp                    com              941848103     3402    83300 SH       SOLE                    83300
Weatherford International Ltd  com              g95089101     3625    86259 SH       SOLE                    86259
Weyerhaeuser Co.               com              962166104      334     5100 SH       SOLE                     5100
Zimmer Holdings Inc            com              98956p102     3827    51872 SH       SOLE                    51872